Formation Transactions and Initial Public Offering - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Feb. 13, 2020	Nov. 09, 2017	Jan. 10, 2017	Nov. 30, 2017	Jan. 31, 2017	Apr. 30, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Formation Transactions and Initial Public Offering
Number of general partner units issued to the General Partner							615,117	615,117
Gross proceeds received				$ 66,936	$ 56,125				$ 123,061
Net proceeds from the offering		$ 66,000	$ 54,900	$ 66,046	$ 54,900			$ (4)	$ 120,946
Repayment of outstanding debt						$ 118,900
One-time entrance tax into Norwegian tonnage tax regime						3,000
Revolving credit facility, outstanding						$ 20,000
KNOT [Member] | Bodil Knutsen
Formation Transactions and Initial Public Offering
Period of related party guarantee of payment of hire rate						5 years
KNOT [Member] | Windsor Knutsen
Formation Transactions and Initial Public Offering
Period of related party guarantee of payment of hire rate						5 years
IPO [Member]
Formation Transactions and Initial Public Offering
Gross proceeds received						$ 179,900
Net proceeds from the offering						160,700
KNOT [Member]
Formation Transactions and Initial Public Offering
Cash distribution						$ 21,950
General Partner
Formation Transactions and Initial Public Offering
Number of general partner units issued to the General Partner						349,694
Subordinated Units [Member] | KNOT [Member]
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued						8,567,500
Common Units [Member]
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued							32,694,094	32,694,094
Cash distribution	$ 18,000
Limited Partner [Member] | Common Units [Member]
Formation Transactions and Initial Public Offering
Common units sold and issued		3,000,000	2,500,000
Limited Partner [Member] | Common Units [Member] | IPO [Member]
Formation Transactions and Initial Public Offering
Common units sold and issued						8,567,500
Common unit, per share amount						$ 21.00
Limited Partner [Member] | Common Units [Member] | Underwriters' option to purchase additional units
Formation Transactions and Initial Public Offering
Common units sold and issued						1,117,500
IDR Holders
Formation Transactions and Initial Public Offering
Threshold quarterly distribution for increasing percentages allocated to the IDRs						$ 0.43125
KNOT UK | KNOT Shuttle Tankers AS
Formation Transactions and Initial Public Offering
Percentage of contribution to subsidiary						100.00%
KNOT [Member] | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest						49.00%	26.20%
KNOT [Member] | Incentive Distribution Rights [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest						100.00%
General Partner | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of partnership interest held by General Partner		1.85%				2.00%	1.85%
Public | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest						49.00%	73.50%